Earnings per Unit	12 Months Ended
Dec. 31, 2012
Earnings per Unit [Abstract]
Earnings per Unit

Note 11. Earnings per Unit

The following sets forth the calculation of earnings (loss) per unit, or EPU, for the periods indicated (in thousands, except per unit amounts):

	For the Year Ended December 31,	December 14 to December 31,

	2012	2011

Net income attributable to partners	$121	$6,592
Less: General partner’s 0.1% interest in net income	--	7

Limited partners’ interest in net income	$121	$6,585

Weighted average limited partner units outstanding:
Common units	17,519	16,395
Subordinated units	5,361	5,361

Total	22,880	21,756

Basic and diluted EPU	$0.01	$0.30